Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Operating Lease Right-of-use Assets and Liabilities

The tables below show the beginning balances of the operating lease right-of-use assets and liabilities as of January 1, 2019 and the ending balances as of June 30, 2020, including the changes during the periods.

Operating lease right-of-use assets
Operating lease right-of use assets at January 1, 2020	$2,101,000
Amortization of operating lease right-of-use assets	(146,000)
Addition of operating lease right-of -use asset	28,000
Write-off of right-of-use asset related to January 2020 asset sale	(26,000)
Write-off of right-of-use asset due to lease termination	(1,913,000)
Operating lease right-of-use assets at June 30, 2020	$44,000

Operating lease liabilities
Operating lease liabilities at January 1, 2020	$3,300,000
Principal payments on operating lease liabilities	(120,000)
Addition of operating lease liability	28,000
Write-off of lease liability related to January 2020 asset sale	(27,000)
Write-off of lease liability related to lease termination	(3,135,000)
Operating lease liabilities at June 30, 2020	46,000
Less non-current portion	(28,000)
Current portion at June 30, 2020	$18,000

The tables below show the initial measurement of the operating lease right-of-use assets and liabilities as of January 1, 2019 and the balances as of December 31, 2019, including the changes during the year.

Operating lease right-of-use assets
Initial measurement at January 1, 2019	$3,458,000
Less tenant improvement allowance	(1,122,000)
Net right-of-use assets at January 1, 2019	2,336,000
Initial measurement of new operating lease right-of-use-assets	57,000
Less amortization of operating lease right-of-use assets	(292,000)
Operating lease right-of-use assets at December 31, 2019	$2,101,000

Operating lease liabilities
Initial measurement at January 1, 2019	$3,458,000
Initial measurement of new operating lease liabilities	57,000
Less principal payments on operating lease liabilities	(215,000)
Operating lease liabilities at December 31, 2019	3,300,000
Less non-current portion	(2,891,000)
Current portion at December 31, 2019	$409,000

Schedule of Maturities of Operating Leases

The maturities of the operating lease liabilities are as follows:

As of
June 30, 2020
2020	$26,000
2021	8,000
2022	8,000
2023	8,000
Total operating lease payments	50,000
Less imputed interest	(4,000)
Present value of operating lease liabilities	$46,000

The maturities of the operating lease liabilities are as follows:

As of December 31, 2019
2020	$635,000
2021	620,000
2022	634,000
2023	655,000
2024	670,000
Thereafter	932,000
Total operating lease payments	4,146,000
Less imputed interest	(846,000)
Present value of operating lease liabilities	$3,300,000

Schedule of Financing Lease Right-of-use Assets and Liabilities

The Company’s finance lease right-of-use assets are included in “Fixed assets, net” on the accompanying consolidated balance sheet.

Finance lease right-of-use assets
Finance lease right-of use assets at January 1, 2020	$41,000
Depreciation of finance lease right-of-use assets	(10,000)
Finance lease right-of-use assets at June 30, 2020	$31,000

Finance lease liabilities
Finance lease liabilities at January 1, 2020	$41,000
Principal payments on finance lease liabilities as of June 30, 2020	(8,000)
Finance lease liabilities at June 30, 2020	33,000
Less non-current portion	(9,000)
Current portion at June 30, 2020	$24,000

The Company’s finance lease right-of-use assets are included in “Fixed assets, net” on the accompanying consolidated balance sheet.

Finance lease right-of-use assets
Initial measurement at January 1, 2019	$80,000
Less depreciation of finance lease right-of-use assets	(39,000)
Finance lease right-of-use assets at December 31, 2019	$41,000
Initial measurement at January 1, 2019	$86,000
Less principal payments on finance lease liabilities	(45,000)
Finance lease liabilities as of December 31, 2019	41,000
Less non-current portion	(20,000)
Current portion at December 31, 2019	$21,000

Schedule of Maturities of Financing Leases

As of June 30, 2020, the Company’s finance leases have a weighted-average remaining lease term of 1.4 years and a weighted-average discount rate of 5.52%. The maturities of the finance lease liabilities are as follows:

As of
June 30, 2020
2020	13,000
2021	21,000
Total Finance lease payments	34,000
Less imputed interest	(1,000)
Present value of Finance lease liabilities	$33,000

The maturities of the finance lease liabilities are as follows:

As of December 31, 2019
2020	23,000
2021	21,000
Total finance lease payments	44,000
Less imputed interest	(3,000)
Present value of finance lease liabilities	$41,000